Equity Transactions (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 03, 2024	Mar. 18, 2024	Jan. 18, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Common stock for prepayment of interest on note payable, value						$ 607,020
Common stock for prepayment of interest on note payable, share						6,700
Common stock per share			$ 19.94
Common stock issued during period for value per share		$ 17
Reverse stock split	20 to 1
Common stock issued during period for employees, shares		5,000
Common stock issued during period for employees, value		$ 85,000
Common stock issued during period for repayment, shares			25,081
Common stock issued during period for repayment, value			$ 500,000			$ 607,004
Total issued and outstanding common stock shares	1,040,886
Preferred stock, shares issued					25,000	25,000
Preferred stock, shares outstanding					25,000	25,000
Depository Trust Company [Member]
Additional common stock shares roundup	202,183
Convertible Preferred Stock [Member]
Preferred stock, shares issued					25,000
Preferred stock convertible into shares of common stock ratio					The preferred stock is convertible into the Company’s common stock at a ratio of 1.8 shares of preferred stock for a single share
Preferred stock, shares outstanding					25,000
Cygnet Online, LLC [Member]
Common stock issued during period for acquisition value				$ 162,727	$ 162,727
Common stock per share				$ 36.12
Common stock issued during period for acquisition				4,505	4,505
E-Core Technologies Inc. [Member]
Common stock issued during period for acquisition value						$ 6,000,000
Common stock issued during period for acquisition						62,370